united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23464

Uncommon Investment Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Second Floor, Suite V1, North White Plains, New York 10603

(Address of principal executive offices) (Zip code)

Blumbergexcelsior Corporate Services, Inc.

1013 Centre Road, Suite 403S Wilmington, DE 19805

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-291-2011

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

Uncommon Portfolio Design Core Equity ETF

UGCE

June 30, 2022

Semi-Annual Report

Advised by:

Uncommon Investment Advisors LLC

75 Virginia Road

Second Floor, Suite V1

North White Plains, NY 10603

1-888-291-2011

Distributed by Northern Lights Distributors, LLC

Member FINRA

Uncommon Portfolio Design Core Equity ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

Average Semi-Annual Total Return through June 30, 2022*, as compared to its benchmark:

	For the
	Six Months Ended	Inception through***
	June 30, 2022*	June 30, 2022
Uncommon Portfolio Design Core Equity ETF - NAV	-18.85%	-9.94%
Uncommon Portfolio Design Core Equity ETF - Market Price	-18.82%	-9.80%
S&P 500 Total Return Index **	-19.96%	-6.35%

*	The performance data quoted here represents past performance. Past perforemance is not a guarantee of future results and performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed or sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions or sales of Fund shares. The Fund’s total annual operating expenses are 0.65%, per the current prospectus.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on April 15, 2021.

Portfolio Composition as of June 30, 2022:

Compositions	Percentage of Net Assets
Common Stock:
Health Care Facilities & Services	10.0%
Semiconductors	9.4%
Oil & Gas Producers	7.1%
Biotech and Pharma	6.9%
Asset Management	6.6%
Software	5.9%
Internet Media & Services	5.6%
Technology Hardware	4.5%
Retail Discretionary	4.2%
Leisure Facilities & Services	3.4%
Other Assets in Excess of Liabilities	36.4%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 1.7%
3,451	Boeing Company(a)	$471,821

	APPAREL & TEXTILE PRODUCTS - 2.7%
7,250	NIKE, Inc., Class B	740,950

	ASSET MANAGEMENT - 6.6%
16,221	Charles Schwab Corporation (The)	1,024,843
7,107	T Rowe Price Group, Inc.	807,426
		1,832,269
	BANKING - 3.0%
7,361	JPMorgan Chase & Company	828,922

	BEVERAGES - 2.9%
3,453	Constellation Brands, Inc., Class A	804,756

	BIOTECH & PHARMA - 6.9%
11,780	Bristol-Myers Squibb Company	907,060
16,157	Gilead Sciences, Inc.	998,664
		1,905,724
	CABLE & SATELLITE - 2.6%
18,298	Comcast Corporation, Class A	718,014

	DIVERSIFIED INDUSTRIALS - 2.3%
8,153	Emerson Electric Company	648,490

	E-COMMERCE DISCRETIONARY - 2.9%
7,620	Amazon.com, Inc.(a)	809,320

	ELECTRIC UTILITIES - 3.0%
10,271	Dominion Energy, Inc.	819,729

	FOOD - 3.1%
9,826	Tyson Foods, Inc., Class A	845,626

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.0%
2,286	Elevance Health, Inc.	$1,103,178
14,643	Cardinal Health, Inc.	765,390
10,015	CVS Health Corporation	927,990
		2,796,558
	INTERNET MEDIA & SERVICES - 5.6%
508	Alphabet, Inc., Class C(a)	1,111,225
2,701	Meta Platforms, Inc., Class A(a)	435,536
		1,546,761
	LEISURE FACILITIES & SERVICES - 3.4%
730	Chipotle Mexican Grill, Inc.(a)	954,300

	MEDICAL EQUIPMENT & DEVICES - 2.1%
2,446	Align Technology, Inc.(a)	578,895

	OIL & GAS PRODUCERS - 7.1%
13,791	Marathon Petroleum Corporation	1,133,758
10,079	Phillips 66	826,377
		1,960,135
	RETAIL - DISCRETIONARY - 4.2%
3,055	Ulta Beauty, Inc.(a)	1,177,641

	SEMICONDUCTORS - 9.4%
1,797	Broadcom, Inc.	873,001
14,482	Intel Corporation	541,772
3,720	KLA Corporation	1,186,978
		2,601,751
	SOFTWARE - 5.9%
3,571	Microsoft Corporation	917,140
4,388	Salesforce, Inc.(a)	724,196
		1,641,336
	TECHNOLOGY HARDWARE - 4.5%
9,052	Apple, Inc.	1,237,589

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY SERVICES - 1.5%
6,148	PayPal Holdings, Inc.(a)	$429,376

	TELECOMMUNICATIONS - 3.1%
16,736	Verizon Communications, Inc.	849,352

	TRANSPORTATION & LOGISTICS - 3.3%
3,992	FedEx Corporation	905,026

	TOTAL COMMON STOCKS (Cost $32,126,432)	27,104,339

	TOTAL INVESTMENTS - 97.8% (Cost $32,126,432)	$27,104,339
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	605,181
	NET ASSETS - 100.0%	$27,709,520

(a)	Non-income producing security.

Uncommon Portfolio Design Core Equity ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$32,126,432
At fair value	$27,104,339
Cash	600,175
Dividends receivable	20,421
TOTAL ASSETS	27,724,935

LIABILITIES
Investment advisory fees payable, net	15,415
TOTAL LIABILITIES	15,415
NET ASSETS	$27,709,520

Net Assets Consist Of:
Paid in capital (a)	$32,851,813
Accumulated earnings	(5,142,293)
NET ASSETS	$27,709,520

Net Asset Value Per Share:
Shares:
Net assets	$27,709,520
Shares of beneficial interest outstanding (a)	1,270,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.82

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2022 *

INVESTMENT INCOME
Dividends	$288,973
TOTAL INVESTMENT INCOME	288,973

EXPENSES
Investment advisory fees	104,481
TOTAL EXPENSES	104,481

NET INVESTMENT INCOME	184,492
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(191,644)
Net change in unrealized depreciation on investments	(6,681,833)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,873,477)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,688,985)

*	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2022 *	December 31, 2021 *
FROM OPERATIONS	(Unaudited)
Net investment income	$184,492	$104,611
Net realized gain(loss) from investments	(191,644)	48,005
Net change in unrealized appreciation(depreciation) on investments	(6,681,833)	1,659,740
Net increase(decrease) in net assets resulting from operations	(6,688,985)	1,812,356

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(147,059)	(118,605)
Net decrease in net assets from distributions to shareholders	(147,059)	(118,605)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,547,417	31,817,227
Payments for shares redeemed	(2,512,831)	—
Net increase in net assets from shares of beneficial interest	1,034,586	31,817,227

TOTAL INCREASE IN NET ASSETS	(5,801,458)	33,510,978

NET ASSETS
Beginning of Period	33,510,978	—
End of Period	$27,709,520	$33,510,978

SHARE ACTIVITY
Shares Sold	150,000	1,240,000
Net increase in shares from beneficial interest outstanding	40,000	1,240,000

*	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2022 (a)	December 31, 2021 (a)
	(Unaudited)
Net asset value, beginning of period	$27.02	$25.00
Activity from investment operations:
Net investment income (b)	0.14	0.13
Net realized and unrealized loss on investments	(5.23)	2.01
Total from investment operations	(5.09)	2.14
Less distributions from:
Net investment income	(0.11)	(0.11)
Net realized gains	—	(0.01)
Total distributions	(0.11)	(0.12)
Net asset value, end of period	$21.82	$27.02
Market price, end of period	$21.86	$27.06
Total return (c)(d)	-18.85%	8.59%
Market price total return (d)	-18.82%	8.75%
Net assets, end of period (000s)	$27,710	$33,511
Ratio of net expenses to average net assets (e)	0.65%	0.65%
Ratio of net investment income to average net assets (e)(f)	1.15%	0.72%
Portfolio Turnover Rate (d)(g)	14%	17%

(a)	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

(1)	ORGANIZATION

The Uncommon Portfolio Design Core Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Uncommon Investment Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 30, 2020, and is an open- end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on April 15, 2021. The Fund is a diversified actively managed exchange traded fund (“ETF”). The Fund is an actively managed ETF that seeks to achieve its investment objective of providing capital appreciation by investing primarily in equity securities. The Fund’s investment objective is to provide capital appreciation.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust is an investment company and accordingly the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – The Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value (“NAV”) (except ETFs which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

Fair Valuation Process – A market price or a value for a Fund’s security may not be readily available, the prices may be deemed to be unreliable, or its value has been materially affected by events occurring before the Fund is priced, but after the close of the principal exchange or market on which the security is traded. Events that can affect the value of a security might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., economic or political news, natural or environmental disaster, act of terrorism, interest rate change) Prices may be unavailable or unreliable on a U.S. security when: (i) a security has been de-listed or its trading has been halted or suspended and does not resume trading before the Fund is priced; (ii) a security’s primary pricing source is unable or unwilling to provide a price; or (iii) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. In these instances, the security will be fair valued. The Board has adopted procedures and methodologies to fair value (“Fair Value Procedures”) and delegated fair valuation to the Fair Valuation Committee.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Securities will be fair valued in good faith by a Fair Valuation Committee in accordance with the Fair Valuation Procedures adopted by the Board of Trustees. For securities fair valued by the Fair Value Committee, the Fair Value Procedures require it to consider all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers for the security, prices of comparable securities, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. The Fund’s NAV will reflect the securities’ fair value rather than their last market price. Because Fair Valuation involves subjective judgments, fair valuation may result in a price materially different from the prices used by other funds to determine net asset value, market prices when they become available or when a price becomes available, or from the price that may be realized upon the actual sale of the security. The Board of Trustees has delegated execution of these procedures to a Fair Valuation Committee composed of one or more officers from each of the; (i) Trust, (ii) Fund’s management, (iii) administrator, (iv) Sub -Adviser and (v) Adviser. The team may also enlist third party consultants such as another audit firm, third-party pricing service or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds - The Fund may invest in portfolios of open -end or closed -end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open- end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed -end investment companies and exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,104,339	$—	$—	$27,104,339
Total	$27,104,339	$—	$—	$27,104,339

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s December 31, 2021 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Delaware and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended June 30, 2022 the cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short- term investments) for the Fund amounted to $4,386,989 and $4,919,888. For the period ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $3,457,054 and $2,400,195, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Uncommon Investment Advisors LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets. The Fund pays the Adviser a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.65%. For the period ended June 30, 2022 the Adviser earned advisory fees of $104,481.

The Adviser has engaged Portfolio Design Advisors, Inc. to serve as investment sub-adviser (“Sub-Adviser” or “Portfolio Design Advisors”) to the Fund. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund investment objective, policies, and restrictions. The Adviser compensates the Sub- Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,126,432 for the Uncommon Portfolio Design Core Equity ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$955,162
Gross unrealized depreciation:	$(5,977,255)
Net unrealized depreciation:	$(5,022,093)

The tax character of fund distributions for the period ended December 31, 2021 was as follows:

Period Ended
December 31, 2021
Ordinary Income	$118,605
Long-Term Capital Gain	—
Return of Capital	—
$118,605

As of December 31, 2021, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$34,011	$—	$—	$—	$—	$1,659,740	$1,693,751

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and deemed distributions.

During the period ended December 31, 2021, the Fund utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for contributions-in-kind and equalization credits resulted in reclassifications for the Fund for the period ended December 31, 2021, as follows:

Accumulated
Paid in Capital	Earnings (Losses)
$—	$—

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to, equity securities risk and ETF risks.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Fund shares may trade at a material discount to NAV and possibly face delisting.

Cash Creation Unit Transactions. Creation and redemption transactions primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs such as brokerage costs or realization of taxable gains or losses that the Fund might not have incurred if the transaction were made in- kind delivery of portfolio securities. If the Fund were to incur these costs, the Fund’s net asset value would decrease to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

(premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized and has minimal operating history. In addition, the Adviser and Sub-Adviser have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including Shareholder, or proprietary information, or cause the Fund, Adviser, Sub-Adviser and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund Shareholder’s ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot,

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

address every possible risk and may be inadequate to address significant operational risks.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Government Debt Risk. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, U.S. Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the United States to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the United States will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of the U.S. Dollar and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. These factors may have a severe impact on the value of the Fund’s Shares.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund is calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below.

On June 30, 2022, the Board of Trustees of the Trust approved the closure, liquidation and termination of the Fund. The Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on or about July 29, 2022.

Uncommon Portfolio Design Core Equity ETF
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE PROPOSED NEW INVESTMENT ADVISORY AGREEMENTS AND PROPOSED INVESTMENT SUB-ADVISORY AGREEMENT

At the Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Uncommon Investment Funds Trust (the “Trust”) held on March 17, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed new Investment Advisory Agreement between the Trust and Uncommon Portfolio Design, Inc. (“UPD”) on behalf of each of the Uncommon Generosity 50 Equity ETF (“UGEN”) and the Uncommon Portfolio Design Core Equity ETF (“UGCE”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust (each, a “New Advisory Agreement”) and the proposed Interim Investment Advisory Agreement between the Trust and UPD, on behalf of UGCE (the “Interim Advisory Agreement” and together with the “New Advisory Agreements”, the “Advisory Agreements” and each an “Advisory Agreement”). The Board further considered the approval of the proposed Investment Sub-Advisory Agreement between UPD and Investment Research Partners, LLC (“IRP” or the “Sub-Adviser”) with respect to UGEN (the “Sub-Advisory Agreement”).

Based on their evaluation of the information provided by each of UPD and IRP, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each Advisory Agreement and the Sub-Advisory Agreement.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of each Advisory Agreement and the Sub- Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreements and the Sub-Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and the Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of each Fund. The materials also included materials relating to UPD and IRP and other pertinent information. At the Meeting, the Independent Trustees were advised by legal counsel that is experienced in Investment Company Act of 1940 matters and independent of fund management, and the Independent Trustees met with such legal counsel separately from fund management.

Advisory Agreements

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of each Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to each such factor and met outside of the presence of management to consider each Advisory Agreement. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching his or her conclusions with respect to each Advisory Agreement. The Trustees gave considerable weight to their experience in working with the Uncommon Investment Advisors LLC (“UIA”) and Portfolio Design Advisors, Inc. (“PDA”) teams since UGCE commenced operations.

Nature, Extent, and Quality of Services. The Board considered UPD’s proposed role as each Fund’s investment advisor, noting that UPD would provide overall supervision of the general investment management and investment operations of each Fund, and oversee each Fund’s portfolio managers with respect to the Fund’s operations, including monitoring the portfolio managers’ investment and trading activities with respect to each Fund, and monitoring each Fund’s compliance with its investment policies.

The Board examined the nature, extent, and quality of the services currently being provided by UIA and PDA and proposed to be provided by the same personnel under UPD’s umbrella to each Fund. The Board reviewed the information presented in written materials provided, including a copy of PDA’s current Form ADV and information regarding UPD’s organizational structure and the personnel who will be servicing each Fund. The Board considered the qualifications, experience, and responsibilities of the personnel of UPD who currently are, and would continue to be, involved in the activities of each Fund. The Board noted that the portfolio managers who had managed UGCE since its inception would continue in that role and that the staff and consultants to UIA would continue in similar capacities, providing a continuity of services currently being provided to each Fund.

Uncommon Portfolio Design Core Equity ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2022

The Trustees discussed the nature and quality of UPD’s proposed operational and compliance infrastructure. Additionally, the Board received responses from the representatives of UPD with respect to a variety of matters, including, among others, legal, regulatory, compliance and risk management matters, and the technology platforms that would be available to UPD to implement its business strategy.

The Board discussed the capitalization of UPD and financial commitments by the equity owners of UPD to support its management of each Fund and execute on its business plan related to each Fund. The Board took into account management’s representation that UPD would have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each Advisory Agreement and concluded that the nature, overall quality and extent of the management services proposed to be provided by UPD to each Fund are expected to be satisfactory and adequate.

Performance. The Board considered the performance of UGCE, noting that UGCE underperformed the S&P 500 TR USD Index for the three -month, six-month and since inception (April 15, 2021) periods ended December 31, 2021 and that UGCE’s recent performance had improved. The Board also took into consideration the investment style of UGCE, with significant weightings to both growth and value securities, noting management’s statement that over the long-term, the balance between growth and value could deliver superior performance over various market cycles. The Board considered that UGEN has not commenced investment operations and as such does not have a record of prior performance to submit at the Meeting. The Board considered that UGEN’s investment objective is to seek to track the investment results (before fees and expenses) of the Uncommon Generosity 50 Equity Index (the “Index”) and that UGEN’s investment strategy, under normal circumstances, is designed to achieve its respective objective. The Board considered the background and experience of the portfolio managers and the fact that UPD intends to retain IRP as the Sub-Adviser for UGEN. The Board concluded that, based on each Fund’s investment strategy and the information provided by UPD, the performance of UGCE was acceptable and UPD should be able to fulfill each Fund’s investment objective.

Fees and Expenses. The Board noted that the investment advisory fee rate was unchanged and will remain a unitary fee whereby UPD will be responsible for each Fund’s normal operating expenses. The Board noted that UPD provided industry data with respect to the total expense ratios of each Fund’s Peer Group as compared to the proposed unitary fee and estimated total expense ratio of each Fund. The Board noted, based on the data provided by UPD, that the expense ratio of UGCE, an actively- managed ETF, was lower than the median and average expense ratio of the actively-managed ETFs in the UGCE Peer Group. The Board further noted, based on the data provided by UPD, that the expense ratio of UGEN, an index ETF, was 0.05% higher than the median and average expense ratio of the index ETFs in the UGEN Peer Group. Based on these considerations and other factors, the Board concluded that the unitary fee of 0.65% of each Fund’s average daily net assets proposed to be charged by UPD was reasonable for the services proposed to be provided under the Agreements.

Profitability. The Board considered the level of profits that could be expected to accrue to UPD with respect to each Fund at different asset levels of the Trust and considered information pertaining to UPD’s financial condition and commitment to the operation of each Fund. The Board noted that UPD would pay each the Fund’s normal operating expenses, UPD would not receive 12b-1 fees or shareholder servicing fees, and that there were no other financial benefits to UPD or its related persons. The Board also noted that UPD did not expect to accrue a profit over the short to medium term. The Board concluded that, based on the services provided and the projected growth of each Fund, the advisory fees and anticipated profits from UPD’s relationship with each Fund were not, and would not be, excessive nor unreasonable with respect to each Fund.

Economies of Scale. Although there were no advisory fee breakpoints, the Board considered whether UPD would realize economies of scale with respect to its management of each Fund and reviewed the profitability of UPD at different asset levels of the Trust. The Board noted that economies of scale were not a relevant consideration at the current time and the Board would revisit whether economies of scale exist in the future once the Funds have achieved significant growth in assets.

Fall-out Benefits. Because of its relationship with the Funds, UPD and its affiliates may receive certain non-financial benefits. The Board noted that UPD did not anticipate receiving any material fallout benefits at this stage.

Uncommon Portfolio Design Core Equity ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Conclusion. The Board, having requested and received such information from UPD as it believed reasonably necessary to evaluate the terms of each Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, and noting that no one factor was determinative, determined that approval of the New Advisory Agreements for an initial two-year term and the Interim Advisory Agreement for 150 days from its effective date upon the closing of the Transaction, are in the best interests of each Fund and its current and future shareholders.

Sub-Advisory Agreement

The Board received written materials from IRP that contained information regarding IRP and its personnel, policies, resources, and strategies, among other matters. The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Sub -Advisory Agreement. In addition to the materials described above, the Board reviewed, among other things: (i) the nature and quality of the investment sub -advisory services to be provided by IRP, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and IRP’s investment style; (iii) IRP’s financial condition, history of operations and ownership structure; (iv) the costs of the services to be provided and profits to be realized by IRP and its affiliates from the relationship with UGEN; (v) the extent to which economies of scale would be realized as UGEN grows; (vi) whether fee levels reflect these economies of scale for the benefit of UGEN’s shareholders; and (vii) the receipt of any fallout benefits as a result of its relationship with the fund.

In advance of the Meeting, the Trustees requested and received materials to assist them in considering the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below. The Board reviewed and discussed the written materials that were provided by IRP in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor and met outside of the presence of management to consider the Sub-Advisory Agreement. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching his or her conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by IRP, the Board noted the experience of the portfolio management and research personnel of IRP. The Board discussed the financial condition of IRP and reviewed supporting materials. The Board reviewed the materials prepared by IRP describing its investment process. The Board discussed IRP’s compliance structure and IRP’s compliance program with the CCO of the Trust. The Board concluded that IRP had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services proposed to be provided to UGEN were satisfactory.

Performance. The Board considered that UGEN has not commenced investment operations and as such does not have a record of prior performance to submit at the Meeting. The Board considered that UGEN’s investment objective is to seek to track the investment results (before fees and expenses) of the Index and that its investment strategy, under normal circumstances, is designed to achieve the investment objective. The Board also took into consideration the background and experience of the prospective portfolio managers. The Board concluded, based on UGEN’s investment strategy and IRP’s materials, that IRP should be able to fulfill UGEN’s investment objective.

Fees and Expenses. As to the costs of the services provided by IRP, the Board discussed the sub-advisory fees and considered that IRP’s sub-advisory fee would be paid by UPD out of its advisory fee and not by UGEN. The Board also evaluated the advisory fee split between UPD and IRP, including the fact that IRP would waive a significant dollar amount of fees until UGEN’s assets reached a certain threshold, and concluded that the sub-advisory fees to be paid to IRP were reasonable in light of the quality of the services proposed to be performed. The Board also considered, based on statements made and information provided by UPD and IRP, that the Sub-Advisory Agreement was negotiated at arm’s-length between UPD and IRP.

Uncommon Portfolio Design Core Equity ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Profitability. The Board considered the level of profits that could be expected to accrue to IRP with respect to UGEN, and considered information pertaining to IRP’s financial condition and commitment to the operation of UGEN. The Board noted that IRP did not expect to accrue a profit during the first twelve months of UGEN’s operations. Other than its fee, the Board noted that there were no other anticipated financial benefits that would accrue to IRP or its affiliates. With respect to IRP, the Board concluded that based on the services proposed to be provided and the projected growth of UGEN, anticipated profits from IRP’s relationship with UGEN would not be excessive nor unreasonable to UGEN.

Economies of Scale. The Board noted that UGEN has not commenced investment operations and sub-advisory fees would not be paid by UGEN, therefore, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as UGEN’s assets increase and rather determined that the economies of scale would be evaluated as part of looking at the advisory fees paid to UPD.

Conclusion. The Board, having requested and received such information from IRP as it believed reasonably necessary to evaluate the terms of the proposed Sub -Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, and noting that no one factor was determinative, determined that approval of the proposed Sub-Advisory Agreement for an initial two-year term is in the best interests of UGEN and its shareholders.

Uncommon Portfolio Design Core Equity ETF
EXPENSE EXAMPLES (Unaudited)
June 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/22	6/30/2022	1/1/22 – 6/30/2022*	1/1/22 – 6/30/2022
	$1,000.00	$811.50	$2.92	0.65%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	1/1/22	6/30/22	1/1/22 – 6/30/22*	1/1/22 – 6/30/22
	$1,000.00	$1,021.57	$3.26	0.65%

*	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number in the fiscal year (365).

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the period ended June 30th as well as the Trust’s proxy voting policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-291-2011 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-291-2011.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.uncommonetfs.com/.

Adviser
Uncommon Investment Advisors LLC
75 Virginia Road
Second Floor, Suite V1
North White Plains, NY 10603

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

UGCE-SAR22

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Kevin Beard, Keith Fletcher, and George Mileusnic.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Uncommon Investment Funds Trust

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Executive Officer

Date 9/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Executive Officer

Date 9/6/2022

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Financial Officer/Treasurer

Date 9/6/2022